Expense Example - Nationwide Mellon Disciplined Value Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class K Shares 1 Year	Class K Shares 3 Years	Class K Shares 5 Years	Class K Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 3 Years	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Eagle Class Shares 1 Year	Eagle Class Shares 3 Years	Eagle Class Shares 5 Years	Eagle Class Shares 10 Years
USD ($)	686	936	1,205	1,972	78	258	454	1,019	67	226	399	900	93	305	535	1,195	78	258	454	1,019